Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

27.Segment information

The Group’s operations are organized into two segments, consisting of Core Markets and Europe Acquisition. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer, who reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

27.Segment information (Continued)

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2025.

	For the Year Ended December 31, 2025
	Core	Europe	Intersegment	Consolidated
	Markets	Acquisition	eliminations	Total

	RMB
Net revenues	3,335,739	625,378	(2,256)	3,958,861
Cost of revenues	(2,033,954)	(401,595)	1,893	(2,433,656)
Excise tax on products	(341,595)	—	—	(341,595)
Gross profit	960,190	223,783	(363)	1,183,610

The following table presents revenue by geography area, Mainland China, Hong Kong, UK and the other international areas, based on the geography location for the year ended December 31, 2023, 2024 and 2025.

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total Revenue:
Mainland China	1,357,884	1,152,782	1,209,356
Hong Kong(i)	—	966,627	1,348,850
UK	—	—	468,017
Other International Areas(ii)	228,513	629,167	932,638
	1,586,397	2,748,576	3,958,861

(i)The Group enhanced its disaggregation of revenue by segmenting Hong Kong separately from Mainland China to align with its overall international strategy during the year ended December 31, 2025, and the revenue for the years ended December 31, 2023 and 2024 has been retrospectively reclassified. Revenue from goods sold in Hong Kong is based on re-export or transshipment, and none of the Group’s products are distributed or sold in Hong Kong.

(ii)Other International Areas primarily include North Asia, Indonesia and other regions.

The following table presents long-lived assets by geography area, Mainland China, Hong Kong, UK and the other international areas, based on the geography location as of December 31, 2024 and 2025.

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB
Long-lived Assets:
Mainland China	62,747	75,594
Hong Kong	59,845	60,105
UK	—	913,637
Other International Areas(i)	64,682	59,397
	187,274	1,108,733

(i)Other International Areas primarily include North Asia, Indonesia, and other regions.